PROPERTY, PLANT AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 6,487,564,926		¥ 5,073,410,349
Less: Accumulated depreciation	(2,028,991,593)		(1,731,339,034)
Less: Impairment	(51,439,373)		(35,263,789)
Subtotal	4,407,133,960		3,306,807,526
Construction in progress	331,547,393		459,628,038
Property, plant and equipment, net	4,738,681,353		3,766,435,564		$ 682,512,077
Depreciation of property, plant and equipment	449,079,007	$ 64,680,831	393,162,784	¥ 348,022,445
Property, plant and equipment impairment	125,524,021	$ 18,079,220		¥ 6,217,151
Pledged property, plant and equipment	1,899,053,100		2,063,567,296
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,429,839,237		843,434,718
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	4,886,493,031		4,109,495,144
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	34,434,859		32,196,288
Furniture, fixture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 136,797,799		¥ 88,284,199